Property, plant and equipment	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Property, plant and equipment

10. Property, plant and equipment

Property, plant and equipment comprises owned and leased assets, as follows:

Million US dollar	30 June 2019	31 December 2018 restated
Property, plant and equipment owned	25 462	25 638
Property, plant and equipment leased (right-of-use assets)	2 055	1 977

Total property, plant and equipment	27 517	27 615

Property, plant and equipment owned by the company is detailed as follows:

	30 June 2019				31 December 2018 restated
Million US dollar	Land and buildings	Plant and equipment, fixtures and fittings	Under construction	Total	Total
Acquisition cost
Balance at end of previous year	12 155	33 540	2 274	47 969	48 297
Effect of movements in foreign exchange	47	95	14	156	(3 086)
Acquisitions	57	623	884	1 564	4 342
Acquisitions through business combinations	—	19	2	21	2
Disposals	(86)	(1 218)	(1)	(1 305)	(1 474)
Disposals through the sale of subsidiaries	—	—	—	—	(1 128)
Transfer (to)/from other asset categories and other movements[1]	97	1 041	(1 173)	(35)	1 014

Balance at end of the period	12 270	34 100	2 000	48 370	47 969
Depreciation and impairment losses
Balance at end of previous year	(3 450)	(18 881)	—	(22 331)	(21 414)
Effect of movements in foreign exchange	(6)	(40)	—	(46)	1 392
Depreciation	(207)	(1 502)	—	(1 709)	(3 530)
Disposals	39	1 119	—	1 158	1 249
Disposals through the sale of subsidiaries	—	—	—	—	818
Impairment losses	—	(33)	—	(33)	(91)
Transfer to/(from) other asset categories and other movements[1]	35	18	—	53	(755)

Balance at end of the period	(3 589)	(19 319)	—	(22 908)	(22 331)
Carrying amount
at 31 December 2018	8 704	14 659	2 274	25 638	25 638
at 30 June 2019	8 680	14 781	2 000	25 462	—

As at 30 June 2019, the carrying amount of property, plant and equipment subject to restrictions on title amounts to 6m US dollar (31 December 2018: 8m US dollar).

Contractual commitments to purchase property, plant and equipment amounted to 708m US dollar as at 30 June 2019 compared to 416m US dollar as at 31 December 2018.

AB InBev’s net capital expenditures in the statement of cash flow amounted to 1 499m US dollar in the first six months of 2019 compared to 2 282m US dollar for the same period last year. Out of the total 2019 capital expenditures approximately 38% was used to improve the company’s production facilities while 52% was used for logistics and commercial investments and 10% was used for improving administrative capabilities and purchase of hardware and software.

Property, plant and equipment leased by the company (right-of-use assets) is detailed as follows:

	2019
Million US dollar	Land and buildings	Machinery, equipment and other	Total
Net carrying amount at 30 June	1 733	322	2 055
Depreciation for the period	(180)	(79)	(259)

[1]

The transfer (to)/from other asset categories and other movements mainly relates to transfers from assets under construction to their respective asset categories, to contributions of assets to pension plans, to the separate presentation in the balance sheet of property, plant and equipment held for sale in accordance with IFRS 5 Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29 Financial reporting in hyperinflationary economies.

	2018 restated
Million US dollar	Land and buildings	Machinery, equipment and other	Total
Net carrying amount at 31 December	1 624	353	1 977
Depreciation for the period	(165)	(81)	(246)

Following the sale of Dutch and Belgian pub real estate to Cofinimmo in October 2007, AB InBev entered into lease agreements of 27 years. These lease agreements mature in November 2034. Furthermore, the company leases a number of warehouses, trucks, factory facilities and other commercial buildings. The leases typically run for a period of five to ten years. Lease payments are increased annually to reflect market rentals, if applicable. None of the leases include contingent rentals.

Additions to right-of-use assets for the six-month period ended 30 June 2019 were 293m US dollar (2018: 121m US dollar). The expense related to short-term and low value leases and variable lease payments that are not included in the measurement of the lease liabilities is not significant. During the six-month period ended 30 June 2019, AB InBev recognized right-of-use assets on acquisitions of subsidiaries of 5m US dollar – see also note 6 Acquisitions and disposals of subsidiaries.

The company leases out pub real estate for an average outstanding period of 6 to 8 years and part of its own property under operating leases.